LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED APRIL 15, 2011 TO THE

STATEMENT OF ADDITIONAL INFORMATION, DATED

MARCH 31, 2011, OF

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Effective as of May 1, 2011, the following text replaces the section titled “Other Accounts Managed by Portfolio Managers”:

The table below identifies, for each portfolio manager, the number of accounts (other than the fund with respect to which information is provided) for which he has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance are also indicated.

Data for registered investment companies is shown based on the specific portfolio managers that are named in the applicable disclosure documents. Data for other pooled investment vehicles and other accounts is reported based on Western Asset’s practice of naming a particular individual to maintain oversight responsibility for each vehicle/account. Where the named individual has been assigned primary responsibility for oversight of an other pooled investment vehicle or other account, that vehicle/account has been allocated to that individual for disclosure purposes, but not other portfolio managers that may be involved in managing that vehicle/account.

Fund	Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
California Fund	Stephen A. Walsh	104 registered investment companies with $171.6 billion in total assets under management (none of which charges a performance fee)	216 other pooled investment vehicles with $109.2 billion in assets under management (of which 7 other pooled investment vehicles with $1.1 billion in total assets under management pay a performance fee)	791 other accounts with $178.9 billion in total assets under management (of which 81 other accounts with $19.5 billion in total assets under management pay a performance fee)

	Robert E. Amodeo	25 registered investment companies with $29.7 billion in total assets under management (none of which charges a performance fee)	No other pooled investment vehicles	12 other accounts with $1.6 billion in total assets under management (none of which charges a performance fee)

	Joseph P. Deane	25 registered investment companies with $29.7 billion in total assets under management (none of which charges a performance fee)	No other pooled investment vehicles	12 other accounts with $1.6 billion in total assets under management (none of which charges a performance fee)

	David T. Fare	16 registered investment companies with $15.5 billion in total assets under management (none of which charge a performance fee)	No other pooled investment vehicles	12 other accounts with $1.6 billion in total assets under management (none of which charges a performance fee)

Fund	Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
New York Fund	Stephen A. Walsh	104 registered investment companies with $171.6 billion in total assets under management (none of which charges a performance fee)	216 other pooled investment vehicles with $109.2 billion in assets under management (of which 7 other pooled investment vehicles with $1.1 billion in total assets under management pay a performance fee)	791 other accounts with $178.9 billion in total assets under management (of which 81 other accounts with $19.5 billion in total assets under management pay a performance fee)

	Robert E. Amodeo	25 registered investment companies with $29.6 billion in total assets under management (none of which charges a performance fee)	No other pooled investment vehicles	12 other accounts with $1.6 billion in total assets under management (none of which charges a performance fee)

	Joseph P. Deane	25 registered investment companies with $29.6 billion in total assets under management (none of which charges a performance fee)	No other pooled investment vehicles	12 other accounts with $1.6 billion in total assets under management (none of which charges a performance fee)

	David T. Fare	16 registered investment companies with $15.4 billion in total assets under management (none of which charge a performance fee)	No other pooled investment vehicles	12 other accounts with $1.6 billion in total assets under management (none of which charges a performance fee)

Effective as of May 1, 2011, the following text replaces the section titled “Portfolio Manager Securities Ownership”:

The table below identifies ownership of portfolio securities by each portfolio manager as of November 30, 2010, unless otherwise noted.

Fund	Portfolio Manager	Dollar Range of Ownership of Securities ($)
California Fund	Stephen A. Walsh	None
	Robert E. Amodeo	None
	Joseph P. Deane	None
	David T. Fare	None
New York Fund	Stephen A. Walsh	None
	Robert E. Amodeo	None
	Joseph P. Deane	None
	David T. Fare	None

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